Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended
	Nov. 15, 2018	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000205451 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Accumulated Value	$ 50,000		$ 56,802	$ 61,435	$ 62,772	$ 52,717	$ 54,661	$ 61,698	$ 66,107
C000205452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Accumulated Value	10,000		11,346	12,265	12,519	10,496	10,872	12,260	13,123
Bloomberg Global Aggregate Float Adjusted C000205451 Index in U S Dollars [Member]
Account Value [Line Items]
Accumulated Value	50,000		54,827	58,109	57,635	45,814	46,874	51,573	54,726
Bloomberg Global Aggregate Float Adjusted Index in U S Dollars [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Float Adjusted Index in U.S Dollars
Accumulated Value	10,000		10,965	11,622	11,527	9,163	9,375	10,315	10,945
Bloomberg Global Aggregate Credit C000205451 Index Hedged in U S Dollars [Member]
Account Value [Line Items]
Accumulated Value	50,000		56,418	59,585	60,330	50,126	52,025	58,254	62,107
Bloomberg Global Aggregate Credit Index Hedged in U S Dollars [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Credit Index Hedged in U.S. Dollars
Accumulated Value	$ 10,000		$ 11,284	$ 11,917	$ 12,066	$ 10,025	$ 10,405	$ 11,651	$ 12,421